STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, not yet recognized	$ 0.9	$ 2.2
Share-based compensation, not yet recognized, term	1 year 7 months 6 days	8 months 12 days
Weighted average grant date fair value of options granted		$ 1.43			$ 3.27
Weighted average fair value of stock options issued	$ 1.67
Plan Two Thousand Twenty One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant,shares				252,031		247,758
Share based Compensation description		the Pool will increase on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2024 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 3% of the total number of shares of common stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of common stock as determined to be appropriate by the Committee (as defined in the 2021 Plan) in its sole discretion. On January 1, 2022, January 1, 2023 and January 1, 2024 the Pool was increased by 247,758 shares, 252,031 shares and 252,031 shares, respectively. In no event shall more than 1,864,963 shares be available for issuance for Incentive Stock Options (as defined in the 2021 Plan) under the 2021 Plan.
Plan Two Thousand Twenty One [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant,shares			252,031
Plan Two Thousand Twenty One [Member] | Employees Officers Consultants Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant,shares		1,864,963